UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08234
TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)
590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA		22911
(Address of principal executive offices)		(Zip code)
Richard J. Flannery President and Principal Executive Officer 590 Peter Jefferson Parkway, Charlottesville, VA 22911
(Name and address of agent for service)

Registrant's telephone number, including area code:		434-817-8200

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1. Schedule of Investments. -

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2004

Number of Shares		Value +
	Common Stocks — 38.5%

	US Common Stocks — 19.7%

	Aerospace and Defense — 0.4%
26,900	Boeing Co.	$1,388,578
6,300	Northrop Grumman Corp.	335,979
6,200	Textron, Inc.	398,474
		2,123,031
	Airlines — 0.1%
26,000	AMR Corp. *	190,580
41,500	Northwest Airlines Corp. *	340,715
		531,295
	Automotive — 0.1%
19,700	Ford Motor Co.	276,785
6,300	General Motors Corp.	267,624
		544,409
	Banking — 0.5%
9,300	CIT Group, Inc.	347,727
6,500	Comerica, Inc.	385,775
7,700	Marshall & Ilsley Corp.	310,310
12,500	National City Corp.	482,750
7,900	PNC Financial Services Group, Inc.	427,390
5,400	UnionBanCal Corp.	319,734
13,100	Wachovia Corp.	615,045
		2,888,731
	Beverages, Food, and Tobacco — 0.5%
19,200	Altria Group, Inc.	903,168
17,100	Anheuser-Busch Companies, Inc.	854,145
5,400	Conagra, Inc.	138,834
12,100	Pepsi Bottling Group, Inc.	328,515
17,900	Sara Lee Corp.	409,194
16,200	Tyson Foods, Inc., Class A	259,524
		2,893,380
	Chemicals — 0.1%
5,000	PPG Industries, Inc.	306,400
7,100	The Scotts Co., Class A *	455,465
		761,865
	Commercial Services — 0.3%
18,900	Cendant Corp.	408,240
6,800	H & R Block, Inc.	336,056
4,000	Learning Tree International, Inc. *	56,400
4,500	Monsanto Co.	163,890
53,120	UnitedGlobalCom, Inc., Class A *	396,806

15,400	Waste Management, Inc.	$421,036
		1,782,428

	Communications — 0.5%
194,500	Lucent Technologies, Inc. *	616,565
20,800	Motorola, Inc.	375,232
34,400	Nextel Communications, Inc., Class A *	820,096
12,000	Qualcomm, Inc.	468,480
17,700	Verizon Communications Corp.	697,026
		2,977,399
	Computer Software and Processing — 1.1%
4,900	Adobe Systems, Inc.	242,403
7,500	Computer Sciences Corp. *	353,250
23,500	IMS Health, Inc.	562,120
24,700	Intuit, Inc. *	1,121,380
91,500	Microsoft Corp.	2,529,975
100,400	Oracle Corp. *	1,132,512
4,200	Symantec Corp. *	230,496
19,500	Unisys Corp. *	201,240
9,400	Yahoo!, Inc. *	318,754
		6,692,130
	Computers and Information — 0.6%
10,000	Apple Computer, Inc. *	387,500
45,900	Cisco Systems, Inc. *	830,790
9,100	Dell, Inc. *	323,960
13,000	Hewlett-Packard Co.	243,750
7,600	International Business Machines Corp.	651,624
124,800	Sun Microsystems, Inc. *	504,192
47,300	Xerox Corp. *	665,984
		3,607,800
	Cosmetics and Personal Care — 0.2%
4,000	Avon Products, Inc.	174,720
6,100	Estee Lauder Companies, Inc., Class A	254,980
7,000	Gillette Co. (The)	292,180
2,900	Procter & Gamble Co.	156,948
		878,828
	Diversified — 0.4%
14,300	Ashland, Inc.	801,944
230	Berkshire Hathaway Inc., Class B *	660,330
29,000	General Electric Co.	973,820
		2,436,094
	Electric Utilities — 0.3%
3,800	Constellation Energy Group, Inc.	151,392
15,700	Edison International	416,207
18,100	Public Service Enterprise Group, Inc.	771,060
5,800	Sempra Energy	209,902
8,700	TXU Corp.	416,904
		1,965,465
	Electronics — 0.2%
178,900	Agere Systems, Inc., Class B	182,478
34,300	Intel Corp.	688,058
13,600	National Semiconductor Corp. *	210,664

5,200	Raytheon Co.	$197,496
6,500	Texas Instruments, Inc.	138,320
		1,417,016
	Entertainment and Leisure — 0.2%
9,500	International Speedway Corp., Class A	474,050
57,100	Liberty Media Corp., Class A *	497,912
13,900	Time Warner, Inc. *	224,346
6,500	Walt Disney Co.	146,575
		1,342,883
	Financial Services — 1.9%
24,700	American Express Co.	1,271,062
26,300	Bank of America Corp.	1,139,579
2,700	Bear, Stearns & Co., Inc.	259,659
28,900	Citigroup, Inc.	1,275,068
13,500	Countrywide Financial Corp.	531,765
20,700	Friedman Billings Ramsey Group, Inc., Class A	395,370
8,300	Goldman Sachs Group, Inc.	773,892
22,700	JP Morgan Chase & Co., Inc.	901,871
13,300	KeyCorp	420,280
46,200	MBNA Corp.	1,164,240
30,900	Mellon Financial Corp.	855,621
7,800	Moody’s Corp.	571,350
16,700	Morgan Stanley	823,310
23,000	SLM Corp.	1,025,800
		11,408,867
	Forest Products and Paper — 0.3%
5,100	Georgia-Pacific Group	183,345
32,800	International Paper Co.	1,325,448
3,100	Kimberly-Clark Corp.	200,229
		1,709,022
	Healthcare Providers — 0.2%
23,300	HCA, Inc.	888,895
5,000	Medco Health Solutions, Inc. *	154,500
1,800	Quest Diagnostics, Inc.	158,796
		1,202,191
	Heavy Machinery — 0.1%
6,000	Eaton Corp.	380,460
6,400	Paccar, Inc.	442,368
		822,828
	Home Construction, Furnishings, and Appliances — 0.3%
5,600	Centex Corp.	282,576
10,200	D.R. Horton, Inc.	337,722
9,500	Ethan Allen Interiors, Inc.	330,125
34,600	Levitt Corp., Class A	811,716
		1,762,139
	Insurance — 0.5%
4,800	Aetna, Inc.	479,664
10,100	Allstate Corp.	484,699
4,400	Loews Corp.	257,400
6,100	MBIA Inc.	355,081
7,400	Mercury General Corp.	391,386
7,400	MetLife, Inc.	286,010

3,800	MGIC Investment Corp.	$252,890
4,400	Principal Financial Group, Inc.	158,268
8,800	Unitrin, Inc.	365,816
		3,031,214
	Lodging — 0.5%
47,500	Boca Resorts, Inc., Class A *	882,075
12,200	Hilton Hotels Corp.	229,848
50,100	Lodgian, Inc. *	495,990
25,200	Starwood Hotels & Resorts Worldwide, Inc.	1,169,784
		2,777,697
	Media - Broadcasting and Publishing — 0.5%
17,400	Comcast Corp., Class A *	485,808
32,515	Hollinger International, Inc.	562,184
12,871	Liberty Media International, Inc. Class A *	429,402
5,400	McGraw-Hill Companies, Inc.	430,326
136,000	Primedia, Inc. *	319,600
24,400	Viacom, Inc., Class B	818,864
		3,046,184
	Medical Supplies — 0.1%
8,700	Baxter International, Inc.	279,792
5,100	Becton, Dickinson & Co.	263,670
		543,462
	Metals — 0.1%
4,100	Phelps Dodge Corp. *	377,323

	Metals and Mining — 1.3%
63,600	Alcoa, Inc.	2,136,324
30,700	Apex Silver Mines Ltd. *	666,190
23,000	CONSOL Energy, Inc.	802,470
29,000	Freeport-McMoRan Copper & Gold, Inc., Class B	1,174,500
30,400	International Steel Group, Inc. *	1,024,480
13,500	Masco Corp.	466,155
38,500	Massey Energy Co.	1,113,805
		7,383,924
	Oil and Gas — 3.1%
4,600	Amerada Hess Corp.	409,400
14,942	Anadarko Petroleum Corp.	991,551
3,300	Apache Corp.	165,363
15,000	Burlington Resources, Inc.	612,000
34,400	ChevronTexaco Corp.	1,845,216
18,500	ConocoPhillips	1,532,725
8,200	Devon Energy Corp.	582,282
21,000	EOG Resources, Inc.	1,382,850
10,900	Equitable Resources, Inc.	591,979
46,060	Exxon Mobil Corp.	2,226,080
16,575	Global Santa Fe Corp.	508,024
19,900	Halliburton Co.	670,431
9,200	Kerr-McGee Corp.	526,700
11,200	Newfield Exploration Co. *	685,888
11,400	Noble Energy, Inc.	663,936
22,600	Transocean, Inc. *	808,628

22,900	Valero Energy Corp.	$1,836,809
21,500	Western Gas Resources, Inc.	614,685
44,325	XTO Energy, Inc.	1,439,676
		18,094,223
	Pharmaceuticals — 1.0%
7,000	Abbott Laboratories	296,520
6,800	Amgen, Inc. *	385,424
24,900	Bristol-Myers Squibb Co.	589,383
9,100	Cardinal Health, Inc.	398,307
18,500	Johnson & Johnson	1,042,105
12,100	McKesson Corp.	310,365
8,000	Merck & Co., Inc.	264,000
27,200	Pfizer, Inc.	832,320
42,600	Schering-Plough Corp.	811,956
21,700	Wyeth	811,580
		5,741,960
	Real Estate — 2.7%
37,300	American Campus Communities, Inc. (REIT)	692,288
29,500	American Financial Realty Trust (REIT)	416,245
67,300	BioMed Realty Trust, Inc. (REIT)	1,183,807
39,400	BNP Residential Properties, Inc. (REIT)	538,992
24,200	Brandywine Realty Trust (REIT)	689,216
5,300	Capital Automotive (REIT)	165,731
34,700	First Potomac Realty Trust (REIT)	716,902
27,900	Glenborough Realty Trust, Inc. (REIT)	579,483
51,300	Gramercy Capital Corp., (REIT)	800,280
50,000	Hersha Hospitality Trust (REIT)	470,000
46,800	Inland Real Estate Corp. (REIT)	685,620
20,400	iStar Financial, Inc. (REIT)	841,092
20,100	Mack-Cali Realty Corp. (REIT)	890,430
12,200	New Century Financial Corp. (REIT)	734,684
66,700	Omega Healthcare Investors, Inc. (REIT)	717,692
25,700	Ramco-Gershenson Properties (REIT)	695,956
22,400	Reckson Associates Realty Corp. (REIT)	644,000
28,000	Simon Property Group, Inc. (REIT)	1,501,640
12,200	SL Green Realty Corp. (REIT)	632,082
20,200	St. Joe Co. (The)	964,954
14,200	Strategic Hotel Capital, Inc. (REIT) *	191,984
13,200	The Mills Corp. (REIT)	684,684
10,800	Vornado Realty Trust (REIT)	676,944
		16,114,706
	Restaurants — 0.1%
8,400	McDonald’s Corp.	235,452
10,400	Yum! Brands, Inc.	422,864
		658,316
	Retailers — 0.7%
8,500	Albertson’s, Inc.	203,405
20,300	Costco Wholesale Corp.	843,668
4,200	CVS Corp.	176,946
6,900	Federated Department Stores, Inc.	313,467
19,500	Home Depot, Inc.	764,400
24,500	Kroger Co. *	380,240

60,100	Limited Brands	$1,339,629
7,000	The May Department Stores Co.	179,410
6,100	TJX Companies, Inc.	134,444
		4,335,609
	Telephone Systems — 0.4%
16,000	ALLTEL Corp.	878,560
20,100	BellSouth Corp.	545,112
120,600	Qwest Communications International, Inc. *	401,598
19,200	SBC Communications, Inc.	498,240
		2,323,510
	Textiles, Clothing, and Fabrics — 0.1%
7,800	Coach, Inc. *	330,876
4,500	Nike Inc., Class B	354,600
		685,476
	Transportation — 0.3%
23,200	Burlington Northern Santa Fe Corp.	888,792
15,700	Kansas City Southern *	238,169
6,300	Norfolk Southern Corp.	187,362
16,300	Sabre Holdings Corp.	399,839
		1,714,162
	Total US Common Stocks
	(Cost $103,060,130)	116,575,567

	Foreign Common Stocks — 18.8%

	Australia — 1.1%
154,191	Alumina Ltd.	627,688
176,237	Amcor Ltd.	916,579
14,932	Australia and New Zealand Banking Group Ltd.	205,720
28,000	Caltex Australian Ltd.	188,012
90,096	Coles Myer Ltd.	610,191
12,000	CSR Ltd.	21,296
390,903	Foster’s Group Ltd.	1,339,302
55,600	National Australia Bank Ltd.	1,086,589
1,803	Orica Ltd.	22,594
22,000	Rinker Group Ltd.	137,525
56,000	Santos Ltd.	298,142
215,735	Telstra Corp.	726,645
2,506	Wesfarmers Ltd.	58,087
12,565	WMC Resources Ltd.	48,784
		6,287,154
	Belgium — 0.2%
1,643	Electrabel SA	590,347
32,067	Fortis *	762,293
		1,352,640
	Bermuda — 0.0%
2,100	Ingersoll Rand Co.	142,737

	Brazil — 0.8%
8,100,000	Cia de Saneamento Basico do Estado de Sao Paulo	379,700
33,459	Cia Vale do Rio Doce - ADR	751,824

105,600	Cia Vale do Rio Doce - Sponsored ADR	$2,032,800
27,800	Petroleo Brasileiro SA - ADR	979,950
9,800	Voctorantim Celulose Papel SA - ADR	338,590
		4,482,864
	Canada — 3.3%
174,700	Abitibi-Consolidated, Inc.	1,102,357
29,600	Abitibi-Consolidated, Inc. - Canadian Exchange	185,943
26,000	Agrium, Inc.	461,222
10,700	Alcan, Inc.	511,517
17,400	Alcan, Inc. - ADR	831,720
10,200	BCE, Inc.	219,628
105,700	Bombardier, Inc., Class B	243,046
8,500	Brascan Corp., Class A	256,700
17,100	Cameco Corp.	1,355,004
3,750	Canadian National Railway Co.	183,000
6,000	Canadian Natural Resources Ltd.	238,980
53,200	Canadian Natural Resources Ltd. - Canadian Exchange	2,122,871
45,200	Domtar, Inc.	542,879
40,471	Encana Corp. - Canadian Exchange	1,865,974
4,400	Fairmont Hotels & Resorts, Inc.	120,296
4,500	Imperial Oil Ltd.	232,695
13,300	Imperial Oil Ltd. (foreign market)	688,147
15,300	Inco Ltd. *	597,226
1,700	Magna International, Inc.	125,936
175,400	Nortel Networks Corp. *	593,190
17,071	Petro-Canada	886,767
72,500	Placer Dome, Inc.	1,441,300
24,400	Rogers Communications, Inc., Class B	493,379
39,584	Suncor Energy, Inc.	1,263,635
82,300	Talisman Energy - Canadian Exchange	2,132,367
20,900	Western Oil Sands, Inc., Class A *	623,259
		19,319,038
	China — 0.4%
15,700	Aluminum Corp. of China Ltd.	1,041,852
770,000	Beijing Capital International Airport Co., Ltd., Class H	271,542
17,700	China Petroleum & Chemical Corp. - ADR	726,585
94,000	Guangshen Railway Co. Ltd.	26,821
		2,066,800
	Denmark — 0.1%
800	Coloplast AS, Class B	77,308
8,133	Vestas Wind Systems A/S *	117,754
3,100	William Demant Holding *	136,850
		331,912
	Finland — 0.2%
11,900	Metso Oyj	152,675
9,400	M-real Oyj, Class B	54,288
7,830	M-real Oyj, New Shares *	45,221
16,300	Sampo Oyj, Class A	180,177
5,400	Tietoenator OY	156,403
23,968	UPM-Kymmeme OY	456,347
		1,045,111

	France — 1.1%
13,200	Alcatel SA *	$154,271
1,700	Atos Origin *	93,852
5,600	AXA SA	113,300
3,000	BNP Paribas	193,752
4,100	Carrefour SA	192,842
18,944	Compagnie de Saint-Gobain	972,431
2,000	Groupe Danone	157,237
200	JC Decaux SA *	4,546
2,204	Sanofi-Aventis	159,862
96,000	Scor SA *	147,848
10,583	Societe Generale, Class A	936,516
3,000	Thales SA	99,857
4,912	Total SA	1,000,515
21,900	Total SA - Sponsored ADR	2,237,523
		6,464,352
	Germany — 0.6%
3,500	BASF AG	206,265
31,695	Bayer AG	866,821
20,433	Bayerische Hypo-und Vereinsbank AG *	392,341
4,400	Bayerische Motoren Werke AG	180,885
5,400	Deutsche Post AG	104,827
2,800	E. ON AG	206,569
2,700	Fresenius Medical Care	206,771
30,897	RWE AG	1,476,634
		3,641,113
	Hong Kong — 1.0%
26,000	Asia Satellite Telecom Holdings	49,346
432,000	First Pacific Co. Ltd. *	120,492
78,000	Henderson Land Development Co.	373,093
41,000	Hong Kong Aircraft Engineering Co. Ltd.	198,742
116,200	Hong Kong Electric Holdings Ltd.	515,580
78,000	Hong Kong Exchanges & Clearing Ltd.	177,544
170,000	Hong Kong Shanghai Hotels Ltd.	124,262
145,080	Hysan Development Co. Ltd.	255,814
348,000	i-Cable Communications Ltd.	119,376
103,800	Jardine Matheson Holdings Ltd.	1,463,580
89,500	Jardine Strategic Holdings Ltd.	599,650
79,000	Mandarin Oriental International Ltd. *	47,795
502,600	New World Development Ltd.	473,722
190,000	Next Media Ltd. *	68,831
147,000	SmarTone Telecommunications Holdings Ltd.	158,347
77,000	Television Broadcasts Ltd.	344,612
250,000	Wharf Holdings Ltd.	841,557
131,000	Wheelock & Co. Ltd.	190,669
		6,123,012
	India — 0.0%
18,000	ICICI Bank Ltd. - ADR	248,400

	Indonesia — 0.1%
227,000	PT Astra International, Inc.	169,754

2,682,367	PT Bank Pan Indonesia TBK	$90,779
89,000	PT Gudang Garam TBK	126,310
606,000	PT Matahari Putra Prima TBK	39,694
91,000	PT Semen Gresik	99,345
		525,882
	Ireland — 0.0%
23,300	Fyffes plc	51,800
60,300	Independent News & Media plc	150,534
		202,334
	Italy — 0.3%
308,072	Banca Intesa SpA	1,170,834
2,400	E.Biscom SpA *	119,202
13,900	Fiat SpA *	100,130
12,300	Luxottica Group SpA - ADR	219,555
2,500	Natuzzi SpA - Sponsored ADR	27,000
20,300	Saipem SpA	228,174
32,200	Unicredito Italiano SpA	162,369
		2,027,264
	Japan — 1.2%
4,900	Aisin Seiki Co. Ltd.	120,927
15,000	Canon, Inc.	704,986
18,000	Chiba Bank Ltd. (The)	94,397
8,000	Dai Nippon Printing Co. Ltd.	106,991
12,000	Daifuku Co. Ltd.	65,871
34	East Japan Railway Co.	175,838
5,600	FamilyMart Co. Ltd.	150,143
5,000	Fuji Photo Film Co.	164,224
4,600	Fujitsu Frontech Ltd.	39,733
28,000	Hitachi Ltd.	169,197
2,000	Ito-Yokado Co. Ltd.	68,593
23	Japan Tobacco, Inc.	192,406
4,000	Kao Corp.	88,373
38,000	Kawasaki Heavy Industries, Ltd.	57,234
7,000	Kinden Corp.	43,760
20,000	Kirin Brewery Co. Ltd.	172,753
6,000	Koito Manufacturing Co. Ltd.	50,900
8,000	Lion Corp.	44,422
5,000	Matsushita Electric Industries Co.	66,733
10,114	Matsushita Electric Works Ltd.	79,928
8,000	Mitsubishi Corp.	86,449
20,000	Mitsubishi Gas Chemical Co.	85,288
12,000	NGK Insulators Ltd.	100,930
800	Nintendo Co. Ltd.	97,845
2,000	Nippon Meat Packers, Inc.	26,748
6,000	Nippon Mining Holdings, Inc.	30,377
28,000	Nippon Oil Corp.	176,564
20,000	Nippon Sanso Corp.	104,704
32,000	Nippon Suisan Kaisha Ltd.	94,942
36	Nippon Telegraph and Telephone Corp.	143,392
10,000	Nisshinbo Industries, Inc.	67,232
10,000	Noritake Co. Ltd.	39,015

42	NTT DoCoMo, Inc.	$71,261
7,000	Onward Kashiyama Co.	97,174
3,000	Ryosan Co.	64,238
2,000	Sankyo Co., Ltd.	78,937
2,000	SECOM Co. Ltd.	69,501
5,000	Shiseido Co. Ltd.	61,471
9,000	Sompo Japan Insurance, Inc.	76,269
14,000	Sumitomo Electric Industries Ltd.	124,230
12,000	Sumitomo Forestry Co. Ltd.	112,036
14,000	Sumitomo Metal Mining Co. Ltd.	97,047
24	Sumitomo Mitsui Financial Group, Inc.	137,186
18,000	Sumitomo Trust & Banking Co. Ltd.	106,483
22,900	Takeda Pharmaceutical Co. Ltd.	1,038,879
10,000	Tanabe Seiyaku Co. Ltd.	89,008
4,000	Tokyo Broadcasting System	62,387
42,000	Tokyo Gas Co.	149,000
3,000	Tokyo Ohka Kogyo Co.	53,514
4,000	Toppan Forms Co. Ltd.	48,886
4,000	Tostem Inax Holding Corp.	73,130
3,000	Toyo Seikan	46,328
3,000	Toyota Motor Corp.	114,866
49	West Japan Railway Co.	191,172
6,000	Yamaha Motor Co. Ltd.	90,913
6,000	Yamatake Corp.	56,834
16,000	Yokohama Bank Ltd.	85,941
		6,907,586
	Luxembourg — 0.0%
11,400	Arcelor SA	210,683
	Malaysia — 0.2%
9,800	British American Tobacco Berhad	119,276
31,000	Carlsberg Brewery Malaysia Berhad	82,395
112,000	CIMB Berhad	145,600
97,000	Commerce Asset-Holding Berhad	114,868
65,000	Kumpulan Guthrie Berhad	44,474
45,000	Malaysian Airlines System Berhad	47,132
181,000	Multi-Purpose Holdings Berhad *	54,300
123,000	Resorts World Berhad	323,684
58,000	Telekom Malaysia Berhad	170,947
		1,102,676
	Mexico — 0.1%
700	America Movil SA de CV	27,321
201,000	Grupo Continental SA	297,027
800	Telefonos de Mexico, Class L - ADR	25,816
		350,164
	Netherlands — 1.0%
7,375	Heineken NV	222,032
42,049	ING Groep NV	1,061,209
19,300	Koninklijke (Royal) KPN NV	144,543
9,200	Koninklijke (Royal) Philips Electronics NV	214,472
1,893	Koninklijke Boskalis Westminster NV	50,196

68,669	Reed Elsevier NV	$884,425
33,615	Royal Dutch Petroleum Co.	1,731,365
21,400	Royal Dutch Petroleum Co., NY Shares	1,104,240
4,000	Royal Nedlloyd NV	180,736
4,264	Wolters Kluwer NV	71,759
		5,664,977
	New Zealand — 0.2%
72,000	Carter Holt Harvey Ltd.	109,488
258,241	Telecom Corporation of New Zealand Ltd.	1,027,995
		1,137,483
	Norway — 0.0%
15,100	DNB NOR ASA	119,450
4,600	Schibsted ASA	97,891
		217,341
	Peru — 0.1%
24,300	Compania de Minas Buenaventura SA - ADR	577,125

	Philippines (The) — 0.2%
261,000	ABS-CBN Broadcasting Corp. - PDR	98,539
4,467,800	Ayala Corp.	515,958
21,000	Globe Telecom, Inc.	406,680
194,000	Jollibee Foods Corp.	89,615
		1,110,792
	Poland — 0.0%
6,511	Bank Pekao SA *	222,304

	Russia — 0.3%
8,770	Lukoil Oil Co. - ADR	1,087,480
7,600	MMC Norilsk Nickel - ADR	485,640
		1,573,120
	Singapore — 0.2%
323,000	BIL International Ltd. *	188,014
18,000	Great Eastern Holdings Ltd.	125,089
26,000	Overseas Union Enterprise Ltd.	112,735
73,000	Overseas-Chinese Banking Corp. Ltd.	607,033
301,000	SembCorp Marine	185,935
189,000	United Industrial Corp.	102,717
		1,321,523
	South Africa — 1.0%
33,667	Anglo American Platinum Corp.	1,414,274
8,656	Anglo American plc - Johannesburg Exchange	205,872
24,200	Anglo American plc - London Exchange	580,232
71,800	Aveng Ltd.	95,364
4,700	Edgars Consolidated Stores Ltd.	137,196
73,000	FirstRand Ltd.	136,642
57,200	Gold Fields Ltd.	772,973
26,700	Harmony Gold Mining Co. Ltd.	363,654
6,600	Impala Platinum Holdings Ltd.	529,019
17,100	JD Group Ltd.	135,480
23,604	Nedcor Ltd.	216,902
8,800	Pretoria Portland Cement Co. Ltd.	245,992

44,100	Rembrandt Group Ltd.	$147,114
81,500	RMB Holdings Ltd.	236,507
37,910	Sasol Ltd.	705,507
39,500	Sun International Ltd.	262,317
		6,185,045
	South Korea — 0.1%
430	Hyundai Motor Co. Ltd.	19,829
730	Kookmin Bank *	23,108
460	Korea Electric Power Corp.	8,689
100	Pohang Iron and Steel Co. Ltd.	14,894
18,866	Posco - ADR	714,078
80	Samsung Electronics Co. Ltd.	31,819
		812,417
	Spain — 0.7%
2,900	Acciona SA	185,673
17,600	Acerinox SA	243,074
51,362	Banco Central Hispanoamer SA	501,402
4,100	Banco Popular Espanol	227,825
42,320	Iberdrola SA	877,776
9,380	NH Hoteles SA	103,918
1,100	Prosegur Cia de Seguridad SA	18,116
26,000	Repsol SA - ADR	569,920
3,700	Sogecable SA *	148,891
83,281	Telefonica SA	1,246,392
3,200	Viscofan SA	30,364
		4,153,351
	Sweden — 0.1%
11,300	Assa Abloy AB	141,634
2,800	Hoganas AB, Class B	64,806
3,900	Svenska Cellulosa AB	151,603
12,000	Svenska Handelsbanken, Class A	251,367
86,400	Telefonaktiebolaget Ericsson LM, Class B *	268,212
		877,622
	Switzerland — 0.2%
2,400	Adecco SA	119,164
1,900	Alcon, Inc.	152,380
7,500	Compagnie Financiere Richemont AG	207,516
90	Geberit AG	69,913
1,640	Logitech International SA *	79,459
5,600	Novartis AG	261,007
200	Publigroupe SA	58,140
		947,579
	Taiwan — 0.1%
134,200	Asustek Computer, Inc. - GDR	289,872

	Thailand — 0.3%
166,000	Advanced Information Service Public Co. Ltd.	400,724
76,000	GMM Grammy Public Co. Ltd.	28,620
157,000	Kasikornbank Public Co. Ltd. *	176,234
48,000	MBK Public Co. Ltd.	58,515
116,000	National Finance Public Co. Ltd.	34,723

51,700	Siam Cement Public Co. Ltd.	$331,978
81,100	Siam Cement Public Co. Ltd. - NVDR	465,946
38,000	Siam Commercial Bank Public Co. Ltd.	40,821
389,900	Thai Union Frozen Products Public Co. - NVDR	223,069
		1,760,630
	United Kingdom — 3.6%
21,800	Abbey National plc	220,910
29,300	Amvescap plc	158,397
28,400	Arriva plc	228,691
25,000	Associated British Ports Holdings plc	199,503
37,428	Aviva plc	370,810
20,600	BAA plc	206,327
63,700	BAE Systems plc	259,066
31,700	Barclays plc	304,022
165,546	BG Group plc	1,111,382
24,942	BOC Group plc	398,983
101,816	Boots Group plc	1,182,828
108,645	BP plc	1,037,057
34,600	BP plc - ADR	1,990,538
165,166	Brambles Industries plc	767,364
26,000	BT Group plc	84,569
7,300	Bunzl plc	54,985
98,000	Cable & Wireless Communications plc	173,346
27,000	Capita Group plc	160,742
4,100	Carnival plc	201,578
25,000	Compass Group plc	99,751
19,900	Devro plc	40,331
24,000	Diageo plc	299,661
43,700	Eircom Group plc *	81,956
8,000	EMI Group plc	31,957
52,000	Enodis plc *	78,571
6,200	Enterprise Inns plc	63,949
104,081	GKN plc	404,460
62,267	GlaxoSmithKline plc	1,341,962
20,923	GUS plc	340,751
39,500	Hanson plc	292,342
66,448	HBOS plc	896,998
22,400	Hilton Group plc	112,178
35,300	ICAP plc	140,530
71,664	InterContinental Hotels Group plc	815,036
17,000	Intertek Testing Services plc	184,574
372,700	Invensys plc *	75,872
61,000	ITV plc	118,937
49,200	Kidde plc	109,952
130,066	Lloyds TSB Group plc	1,015,582
102,366	Mitchells & Butlers plc	504,306
38,000	MyTravel Group plc *	3,851
22,000	PIC International Group plc	14,531
109,200	Pilkington plc	178,831
12,000	Provident Financial plc	122,362
7,700	Reckitt Benckiser plc	188,660

27,000	Reed Elsevier plc	$236,961
11,200	Rio Tinto plc	301,167
45,000	Shell Transport & Trading Co.	330,198
19,000	Shell Transport & Trading Co. - ADR	845,690
10,000	Smiths Group plc	134,269
76,000	Stagecoach Group plc	125,492
39,100	TBI plc	47,759
41,600	Tesco plc	214,728
55,800	The Sage Group plc	163,829
2,200	Travis Perkins plc	57,167
120,600	Vedanta Resources Ltd.	785,634
89,000	Vodafone Group plc	212,989
12,700	WPP Group plc	118,239
80,950	Xstrata plc	1,330,799
		21,573,910
	Total Foreign Common Stocks
	(Cost $85,387,139)	111,256,813
	Total Common Stocks
	(Cost $188,447,269)	227,832,380

Principal Amount		Interest Rate	Maturity Date	Value +
	Asset-Backed Securities — 3.2%
350,000	ACE Securities Corp., Ser. 2003-NC1, Class M2 (FRN)	3.740%	07/25/33	$358,759
300,000	ACE Securities Corp., Ser. 2003-OP1, Class M2 (FRN)	3.340%	12/25/33	301,066
300,000	Asset Backed Securities Corp., Home Equity Loan Trust, Ser. 2003-HE5, Class M2 (FRN)	3.660%	08/15/33	307,429
254,000	Asset Backed Securities Corp., Home Equity Loan Trust, Ser. 2004-HE1, Class 2 (FRN)	3.410%	01/15/34	261,775
275,000	Centex Home Equity, Ser. 2003-B, Class M2 (FRN)	3.540%	06/25/33	279,805
512,973	Chase Funding Loan Acquisition Trust, Series 2003-C1, Class IA2	2.000%	01/25/26	511,828
250,000	Chase Funding Loan Acqusition Trust, Ser. 2003-C1, Class 2M2 (FRN)	3.290%	10/25/32	252,902
276,816	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2000-2, Class IA5	8.320%	05/25/30	287,744
129,486	CIT Group Home Equity Loan Trust, Ser. 2003-1, Class A2	2.350%	04/20/27	129,283
500,000	Countrywide Asset-Backed Certificates, Ser. 2003-BC3, Class M3 (FRN)	3.340%	01/25/33	505,379
356,076	Countrywide Asset-Backed Certificates, Series 2004-1, Class 3A (FRN)	2.120%	04/25/34	356,517
1,500,000	Countrywide Asset-Backed Certificates, Series 2004-9, Class 2AV2 (FRN)	2.180%	01/25/35	1,500,000
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF1, Class M2 (FRN)	3.490%	07/25/33	507,710
265,000	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2003-FF5, Class M2, (FRN)	3.340%	03/25/34	269,645
1,300,000	Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2	3.845%	12/05/34	1,306,500
159,905	Impac CMB Trust, Ser. 2003-5, Class M2 (FRN)	3.590%	08/25/33	162,298
292,149	Impac CMB Trust, Ser. 2003-6, Class 1M1 (FRN)	3.540%	07/25/33	296,779
163,324	Impac CMB Trust, Ser. 2003-7, Class M (FRN)	3.490%	08/25/33	165,628
303,101	Impac CMB Trust, Ser. 2004-4, Class 1M5 (FRN)	3.140%	09/25/34	302,785
198,196	Impac CMB Trust, Ser. 2004-7, Class M5 (FRN)	3.240%	11/25/34	198,834

450,000	Long Beach Mortgage Loan Trust, Ser. 2002-5, Class M2 (FRN) (a)	3.840%	11/25/32	$459,412
400,000	Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M2, (FRN)	3.590%	08/25/33	408,568
1,390,973	MLCC Mortgage Investors, Inc., Series 2004-D, Class A2 (FRN)	2.340%	08/25/34	1,391,376
606,000	Morgan Stanley ABS Capital, Inc., Ser. 2004-NC1, Class M2 (FRN)	3.390%	11/25/33	612,672
500,000	New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	3.840%	01/25/33	509,498
300,000	New Century Home Equity Loan Trust, Ser. 2003-6, Class M2 (FRN)	3.440%	01/25/34	304,653
350,000	New Century Home Equity Loan Trust, Ser. 2004-1, Class M2 (FRN)	3.190%	05/25/34	350,002
1,600,000	Option One Mortgage Loan Trust, Series 2004-3, Class A3 (FRN)	2.140%	11/25/34	1,600,000
8,147	Residential Asset Securities Corp., Ser. 2001-KS1, Class AI4	6.374%	03/25/29	8,138
130,310	Residential Asset Securities Corp., Ser. 2001-KS2, Class AI4	6.417%	02/25/29	131,436
250,000	Residential Asset Securities Corp., Ser. 2003-KS10, Class M-II-2 (FRN)	3.190%	12/25/33	252,356
1,000,000	Residential Asset Securities Corp., Ser. 2003-KS7, Class AI2	2.667%	01/25/24	998,705
1,600,000	Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)	2.140%	10/25/34	1,600,000
141,263	Residential Funding Mortgage Securities II, Ser. 2002-HS2, Class A6	5.380%	03/25/17	141,420
500,000	Residential Funding Mortgage Securities II, Ser. 2003-HI3, Class AI2	2.680%	12/25/13	498,898
250,000	Structured Asset Securities Corp., Ser. 2003-S2, Class A3	4.650%	12/25/33	252,491
250,000	Structured Asset Securities Corp., Ser. 2003-S2, Class A4	5.200%	12/25/33	245,230
121,044	Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1	6.250%	10/25/33	122,276
984,052	Washington Mutual, Series 2004-AR8, Class A1 (FRN)	2.260%	06/25/44	984,164
	Total Asset-Backed Securities (Cost $19,075,502)			19,133,961

	US Treasury Securities — 18.0%
13,587,114	US Treasury Inflation-Indexed Bond	1.875%	07/15/13	13,817,986
5,637,995	US Treasury Inflation-Indexed Bond	2.000%	01/15/14	5,772,997
4,982,785	US Treasury Inflation-Indexed Bond	3.625%	01/15/08	5,464,521
878,310	US Treasury Inflation-Indexed Bond	3.625%	04/15/28	1,114,424
46,848,655	US Treasury Inflation-Indexed Note	2.000%	07/15/14	47,888,133
32,162,000	US Treasury Note †	4.250%	08/15/14	32,498,704
	Total US Treasury Securities (Cost $104,794,681)			106,556,765

	US Government Agency Obligations - Agency Notes — 0.6%
350,000	FHLB	4.500%	06/10/08	351,553
500,000	FHLMC	4.500%	10/27/08	500,863
971,960	FHLMC (FRN)	2.889%	07/01/34	962,837
500,000	FNMA	2.000%	12/15/05	499,685

1,000,000	FNMA	5.000%	09/08/08	$1,026,108
	Total US Government Agency Obligations - Agency Notes (Cost $3,320,287)			3,341,046

	US Government Agency Obligations - Mortgage-Backed — 1.0%
1,448,375	FHLMC, Ser. T-057, Class 1A3	7.500%	07/25/43	1,566,301
1,942,177	FHLMC, Series T-045, Class A-3	4.105%	10/27/31	1,950,247
409,237	FNMA, Ser. 2001-W1, Class AF-5	7.016%	08/25/31	413,245
1,507,518	FNMA, Ser. 2002-W8, Class A3	7.500%	06/25/42	1,631,174
525,402	GNMA, Ser. 2001-65, Class PG	6.000%	07/20/28	534,849
	Total US Government Agency Obligations - Mortgage-Backed
	(Cost $6,124,943)			6,095,816

Number of Shares		Value +
	Commingled Investment Vehicles — 1.2%
35,100	iShares MSCI Emerging Markets Index Fund	$6,054,750
30,000	iShares MSCI South Korea Index Fund	750,000
	Total Commingled Investment Vehicles (Cost $6,426,755)	6,804,750

	Limited Partnerships — 26.0%
	Bessent Global Fund, LP * (b) (c) (d)	8,049,448
	Canyon Value Realization Fund, LP * (b) (c) (d)	22,479,405
	Farallon Capital Institutional Partners, LP * (a) (b) (c)	18,729,395
	Freeman Fair Value Fund I, LP * (b) (c) (e)	40,000,000
	Lone Picea, LP * (a) (b) (c)	2,537,699
	Lone Redwood, LP * (a) (b) (c)	13,170,949
	Maverick Fund USA, Ltd. * (a) (b) (c)	20,548,997
	OZ Domestic Partners, LP * (a) (b) (c)	10,752,428
	Regiment Capital, Ltd. * (a) (b) (c)	6,550,969
	Tosca * (a) (b) (c)	10,799,906
	Total Limited Partnerships (Cost $119,357,234)	153,619,196

	Preferred Stock — 0.1%
	Metals — 0.0%
5,456	Anglo American Platinum Corp., Ltd. *	108,277

	Electronics — 0.0%
8,340	Taiwan Semiconductor Manufacturing Co. Ltd. (144A) ♦	53,153

	Oil and Gas — 0.1%
15,200	Surgutneftegaz - ADR	553,280
	Total Preferred Stock (Cost $389,109)	714,710

Warrants — 0.0%
18,100	Multi-Purpose Holdings Berhad Warrants, Expires 2/26/2009 *	$2,143
(Cost $500)

Principal Amount		Interest Rate	Maturity Date	Value +
	Short-Term Investments — 16.6%

	Repurchase Agreement — 15.2%
89,924,564	Investors Bank & Trust Company - Repurchase Agreement issued 09/30/04 (proceeds at maturity $89,927,736) (Collateralized by $50,000,000 FNMA, 2.3825% due 10/25/33, $7,335,857 SBA, 4.125% due 04/25/27, $22,330,307 FNMA, 4.417% due 09/01/32 and a $36,130,000 FHLMC, 2.26% due 01/15/33, with a market values of $45,420,771, $7,079,229, $5,882,349 and 36,038,443) (Cost $89,924,564)	1.270%	10/01/04	$89,924,564

	US Treasury Securities — 1.4% #
100,000	US Treasury Bill ††	1.124%	10/28/04	99,891
200,000	US Treasury Bill ††	1.383%	10/14/04	199,894
500,000	US Treasury Bill ††	1.557%	11/18/04	498,957
50,000	US Treasury Bill ††	1.592%	11/26/04	49,876
250,000	US Treasury Bill ††	1.592%	12/02/04	249,315
2,050,000	US Treasury Bill ††	1.628%	12/16/04	2,042,985
500,000	US Treasury Bill ††	1.666%	12/23/04	498,090
325,000	US Treasury Bill ††	1.720%	12/30/04	323,612
550,000	US Treasury Bill ††	1.767%	01/13/05	547,218
1,500,000	US Treasury Bill ††	1.892%	02/17/05	1,489,193
2,100,000	US Treasury Bill ††	1.976%	03/03/05	2,082,633
	Total US Treasury Securities (Cost $8,084,286)			8,081,664
	Total Short-Term Investments (Cost $98,008,850)			98,006,228

	Total Investments — 105.2% (Cost $545,945,130)			622,106,995
	Liabilities in Excess of Other Assets — (5.2%)			(30,609,748)
	Net Assets — 100.0%			$591,497,247

Number of Shares		Value +
	Short Portfolio — (0.0%)

	Commingled Investment Vehicle — (0.0%)
1,000	iShares MSCI Japan Index Fund	$(10,620)
	Total Short Portfolio (Proceeds $10,045)	$(10,620)

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PDR	Phillippine Depositary Receipt
REIT	Real Estate Investment Trust
SBA	Small Business Administration

#	Interest rate represents the yield to maturity at the time of purchase.

*	Non-income producing security.
†	Security or a portion thereof is held as collateral for reverse repurchase agreements.
† †	Security or a portion thereof is held as initial margin for financial futures and forward contracts.
+	See Note 2 to the Financial Statements.
♦

Security exempt from registration under Rule 144A of the Securities Act of 1933.  Security may be resold in transactions exempt from registration, normally to qualified buyers.  At September 30, 2004, the aggregate market value of these securities was $53,153 or 0.01% of net assets.  The board of directors has deemed these securities to be liquid.

(a)	Illiquid security.
(b)	Security is valued in good faith under procedures established by the board of directors.
(c)	Restricted security.
(d)

The valuation committee has determined these partnership interests to be liquid based on liquidity letters issued by the partnerships’ advisor and duly ratified by the TIP board of directors.  In the case of Bessent Global Fund, LP, the liquidity letter states that the partnership interest may be redeemed upon seven days’ notice and payment of a 5% redemption fee.  The fund’s advisor, TAS, has agreed to reimburse the fund for any redemption fees incurred pursuant to the terms of the liquidity letter.

(e)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the partnership interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the partnership at 99.75% of its stated market value to take into account this potential redemption fee.

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30,

Number of Shares		Value +
	Common Stocks — 76.0%

	Australia — 4.2%
94,000	Alumina Ltd.	$382,660
178,475	Amcor Ltd.	928,219
34,793	Australia and New Zealand Banking Group Ltd.	479,348
48,000	Caltex Australian Ltd.	322,307
102,253	Coles Myer Ltd.	692,526
325,852	Foster’s Group Ltd.	1,116,426
54,146	National Australia Bank Ltd.	1,058,173
2,607	Orica Ltd.	32,669
148,000	Santos Ltd.	787,948
201,528	Telstra Corp.	678,792
2,531	Wesfarmers Ltd.	58,667
83,772	WMC Resources Ltd.	325,246
		6,862,981
	Belgium — 0.8%
1,356	Electrabel SA	487,225
36,695	Fortis *	872,309
		1,359,534
	Brazil — 0.6%
9,560,000	Cia de Saneamento Basico do Estado de Sao Paulo	448,140
14,700	Voctorantim Celulose Papel SA - ADR	507,885
		956,025
	Canada — 1.6%
30,000	Abitibi-Consolidated, Inc. - Canadian Exchange	188,456
6,710	Agrium, Inc.	119,031
7,500	Alcan, Inc.	358,540
7,800	BCE, Inc.	167,951
119,500	Bombardier, Inc., Class B	274,778
3,800	Fairmont Hotels & Resorts, Inc.	103,892
10,772	Imperial Oil Ltd. (foreign market)	557,347
7,800	Inco Ltd. *	304,468
45,020	Nortel Networks Corp. *	152,254
20,800	Rogers Communications, Inc., Class B	420,586
		2,647,303
	Chile — 0.2%
12,800	Banco Santander Chile SA - ADR	357,632

	China — 0.2%
962,000	Beijing Capital International Airport Co., Ltd., Class H	339,251

	Croatia — 0.2%
20,848	Pliva DD - GDR	318,003

	Czech Republic — 0.1%
264	Philip Morris CR	154,641

1

	Denmark — 0.5%
2,600	Coloplast AS, Class B	$251,252
19,466	Vestas Wind Systems A/S *	281,840
6,500	William Demant Holding *	286,943
		820,035
	Finland — 1.1%
25,700	Metso Oyj	329,727
43,815	M-real Oyj, New Shares *	253,045
38,200	Sampo Oyj, Class A	422,255
12,220	Tietoenator OY	353,933
26,268	UPM-Kymmeme OY	500,139
		1,859,099
	France — 4.3%
31,300	Alcatel SA *	365,810
4,400	Atos Origin *	242,910
14,200	AXA SA	287,297
7,908	BNP Paribas	510,730
7,646	Carrefour SA	359,626
29,646	Compagnie de Saint-Gobain	1,521,784
4,800	Groupe Danone	377,369
400	JC Decaux SA *	9,091
5,176	Sanofi-Aventis	375,430
222,120	Scor SA *	342,083
12,626	Societe Generale, Class A	1,117,306
7,500	Thales SA	249,642
6,575	Total SA	1,339,249
		7,098,327
	Germany — 3.0%
8,500	BASF AG	500,930
29,081	Bayer AG	795,332
36,583	Bayerische Hypo-und Vereinsbank AG *	702,442
8,900	Bayerische Motoren Werke AG	365,881
11,000	Deutsche Post AG	213,537
6,100	E. ON AG	450,026
1,400	Fresenius Medical Care	107,214
15,780	Fresenius Medical Care - ADR	402,548
29,524	RWE AG	1,411,016
		4,948,926
	Hong Kong — 4.2%
28,000	Asia Satellite Telecom Holdings	53,141
562,000	First Pacific Co. Ltd. *	156,751
108,000	Henderson Land Development Co.	516,591
59,000	Hong Kong Aircraft Engineering Co. Ltd.	285,995
105,000	Hong Kong Electric Holdings Ltd.	465,886
110,000	Hong Kong Exchanges & Clearing Ltd.	250,383
215,000	Hong Kong Shanghai Hotels Ltd.	157,155
201,726	Hysan Development Co. Ltd.	355,696
491,000	i-Cable Communications Ltd.	168,430
139,020	Jardine Matheson Holdings Ltd.	1,960,182
118,881	Mandarin Oriental International Ltd. *	71,923
710,640	New World Development Ltd.	669,809

2

300,000	Next Media Ltd. *	$108,681
202,478	SmarTone Telecommunications Holdings Ltd.	218,108
89,000	Television Broadcasts Ltd.	398,318
219,571	Wharf Holdings Ltd.	739,126
155,000	Wheelock & Co. Ltd.	225,601
		6,801,776
	India — 0.3%
32,100	ICICI Bank Ltd. - ADR	442,980
24,216	Lippo Bank Tbk PT *	1,454
		444,434
	Indonesia — 0.5%
292,307	PT Astra International, Inc.	218,592
4,137,922	PT Bank Pan Indonesia TBK	140,039
343,000	PT Citra Marga Nusaphala Persada TBK *	20,595
114,000	PT Gudang Garam TBK	161,790
1,420,000	PT Matahari Putra Prima TBK	93,013
415,000	PT Mulia Industrindo TBK *	11,779
121,000	PT Semen Gresik	132,096
		777,904
	Ireland — 0.3%
72,300	Fyffes plc	160,736
151,340	Independent News & Media plc	377,808
		538,544
	Italy — 2.0%
360,079	Banca Intesa SpA	1,368,487
5,800	E.Biscom SpA *	288,072
33,800	Fiat SpA *	243,482
28,400	Luxottica Group SpA - ADR	506,940
6,600	Natuzzi SpA - Sponsored ADR	71,280
40,900	Saipem SpA	459,720
78,200	Unicredito Italiano SpA	394,325
		3,332,306
	Japan — 13.9%
15,800	Aisin Seiki Co. Ltd.	389,929
23,300	Canon, Inc.	1,095,078
54,000	Chiba Bank Ltd. (The)	283,192
25,000	Dai Nippon Printing Co. Ltd.	334,346
27,000	Dai-Dan Co. Ltd.	142,576
15,000	Daifuku Co. Ltd.	82,339
68	East Japan Railway Co.	351,676
15,900	Eisai Co. Ltd.	432,790
800	Ezaki Glico Co. Ltd.	5,277
18,000	FamilyMart Co. Ltd.	482,602
14,000	Fuji Photo Film Co.	459,828
8,500	Fujitsu Frontech Ltd.	73,420
200,000	Hitachi Ltd.	1,208,547
10,000	Inabata & Co. Ltd.	77,576
6,000	Ito-Yokado Co. Ltd.	205,780
68	Japan Tobacco, Inc.	568,852
12,000	Kao Corp.	265,118
106,000	Kawasaki Heavy Industries, Ltd.	159,652

3

17,000	Kinden Corp.	$106,274
64,000	Kirin Brewery Co. Ltd.	552,810
18,000	Koito Manufacturing Co. Ltd.	152,702
1,000	Lintec	13,319
24,000	Lion Corp.	133,267
71,000	Matsushita Electric Industries Co.	947,611
25,772	Matsushita Electric Works Ltd.	203,669
37	Millea Holdings, Inc.	476,705
24,000	Mitsubishi Corp.	259,348
50,000	Mitsubishi Gas Chemical Co.	213,220
14,900	Murata Manufacturing Co. Ltd.	716,509
34,000	NGK Insulators Ltd.	285,968
2,200	Nintendo Co. Ltd.	269,074
22,000	Nippon Meat Packers, Inc.	294,225
39,000	Nippon Mining Holdings, Inc.	197,450
84,000	Nippon Oil Corp.	529,692
74,000	Nippon Sanso Corp.	387,406
58,000	Nippon Suisan Kaisha Ltd.	172,082
110	Nippon Telegraph and Telephone Corp.	438,144
41,000	Nisshinbo Industries, Inc.	275,652
32,000	Noritake Co. Ltd.	124,847
124	NTT DoCoMo, Inc.	210,389
4,100	OMRON Corp.	90,582
4,500	Ono Pharmaceutical Co. Ltd.	199,655
20,000	Onward Kashiyama Co.	277,639
8,000	Ryosan Co.	171,302
6,400	Sankyo Co., Ltd.	252,597
9,000	Sankyo Seiko	40,993
6,500	SECOM Co. Ltd.	225,877
12,000	Shiseido Co. Ltd.	147,530
28,000	Sompo Japan Insurance, Inc.	237,282
48,000	Sumitomo Electric Industries Ltd.	425,931
38,000	Sumitomo Forestry Co. Ltd.	354,779
44,000	Sumitomo Metal Mining Co. Ltd.	305,004
86	Sumitomo Mitsui Financial Group, Inc.	491,585
70,000	Sumitomo Trust & Banking Co. Ltd.	414,100
10,000	Sumitomo Wiring Systems Ltd.	177,834
38,700	Takeda Pharmaceutical Co. Ltd.	1,755,659
19,000	Tanabe Seiyaku Co. Ltd.	169,115
14,000	Tokyo Broadcasting System	218,355
114,000	Tokyo Gas Co.	404,428
8,900	Tokyo Ohka Kogyo Co.	158,757
6,000	Toppan Forms Co. Ltd.	73,329
12,000	Tostem Inax Holding Corp.	219,389
4,000	Toyo Seikan	61,770
30,700	Toyota Motor Corp.	1,175,466
104	West Japan Railway Co.	405,752
18,000	Yamaha Motor Co. Ltd.	272,740
16,000	Yamatake Corp.	151,558
59,000	Yokohama Bank Ltd.	316,908
		22,774,857

4

	Luxembourg — 0.4%
31,440	Arcelor SA	$581,041

	Malaysia — 1.2%
19,000	British American Tobacco Berhad	231,250
45,000	Carlsberg Brewery Malaysia Berhad	119,605
151,000	CIMB Berhad	196,300
107,000	Commerce Asset-Holding Berhad	126,711
112,000	Kumpulan Guthrie Berhad	76,632
63,000	Malaysian Airlines System Berhad	65,984
101,700	Malaysian International Shipping Corp. Berhad (foreign shares)	342,568
204,000	Multi-Purpose Holdings Berhad *	61,200
169,000	Resorts World Berhad	444,737
82,000	Telekom Malaysia Berhad	241,684
		1,906,671
	Mexico — 0.3%
800	America Movil SA de CV	31,224
279,100	Grupo Continental SA	412,439
800	Telefonos de Mexico, Class L - ADR	25,816
		469,479
	Netherlands — 3.8%
16,750	Heineken NV	504,277
47,499	ING Groep NV	1,198,753
45,250	Koninklijke (Royal) KPN NV	338,889
20,682	Koninklijke (Royal) Philips Electronics NV	473,669
5,542	Koninklijke Boskalis Westminster NV	146,956
70,343	Reed Elsevier NV	905,985
39,577	Royal Dutch Petroleum Co.	2,038,443
9,842	Royal Nedlloyd NV	444,701
10,504	Wolters Kluwer NV	176,773
		6,228,446
	New Zealand — 1.0%
43,500	Carter Holt Harvey Ltd.	66,149
360,202	Telecom Corporation of New Zealand Ltd.	1,433,876
142,209	Wrightson Ltd.	142,246
		1,642,271
	Norway — 0.3%
34,000	DNB NOR ASA	268,959
12,200	Schibsted ASA	259,623
		528,582
	Philippines (The) — 1.0%
352,000	ABS-CBN Broadcasting Corp. - PDR	132,895
6,122,000	Ayala Corp.	706,991
31,250	Globe Telecom, Inc.	605,179
252,000	Jollibee Foods Corp.	116,408
		1,561,473
	Poland — 0.1%
5,747	Bank Pekao SA *	196,219

5

	Russia — 0.2%
2,600	Lukoil Oil Co. - ADR	$322,400

	Singapore — 1.4%
436,000	BIL International Ltd. *	253,789
30,000	Great Eastern Holdings Ltd.	208,482
124,812	Jardine Strategic Holdings Ltd.	817,519
33,000	Overseas Union Enterprise Ltd.	143,086
63,000	Overseas-Chinese Banking Corp. Ltd.	523,877
357,000	SembCorp Marine	220,527
240,000	United Industrial Corp.	130,435
		2,297,715
	South Africa — 2.6%
5,300	Anglo American Platinum Corp.	222,641
85,200	Aveng Ltd.	113,161
7,609	Edgars Consolidated Stores Ltd.	222,112
159,000	FirstRand Ltd.	297,619
11,786	Gold Fields Ltd.	159,270
36,636	JD Group Ltd.	290,259
175,804	Nampak Ltd.	382,832
30,671	Nedcor Ltd.	281,842
14,200	Pretoria Portland Cement Co. Ltd.	396,942
58,900	Rembrandt Group Ltd.	196,485
165,000	RMB Holdings Ltd.	478,819
46,448	Sasol Ltd.	864,399
52,945	Sun International Ltd.	351,604
		4,257,985
	South Korea — 0.7%
950	Hyundai Motor Co. Ltd.	43,808
1,200	Kookmin Bank *	37,985
950	Korea Electric Power Corp.	17,944
33,873	KT&G Corp. (144A) * ♦	446,785
200	Pohang Iron and Steel Co. Ltd.	29,787
15,437	Posco - ADR	584,290
170	Samsung Electronics Co. Ltd.	67,616
		1,228,215
	Spain — 3.6%
7,400	Acciona SA	473,786
40,000	Acerinox SA	552,442
91,888	Banco Central Hispanoamer SA	897,022
9,500	Banco Popular Espanol	527,887
51,734	Iberdrola SA	1,073,036
23,773	NH Hoteles SA	263,372
3,000	Prosegur Cia de Seguridad SA	49,407
9,000	Sogecable SA *	362,167
109,446	Telefonica SA	1,637,980
9,950	Viscofan SA	94,414
		5,931,513
	Sweden — 1.3%
28,400	Assa Abloy AB	355,965
7,500	Hoganas AB, Class B	173,587
9,500	Svenska Cellulosa AB	369,289

6

28,400	Svenska Handelsbanken, Class A	$594,901
202,120	Telefonaktiebolaget Ericsson LM, Class B *	627,443
		2,121,185
	Switzerland — 1.2%
5,900	Adecco SA	292,945
18,300	Compagnie Financiere Richemont AG	506,339
300	Geberit AG	233,042
4,000	Logitech International SA *	193,802
13,180	Novartis AG	614,300
510	Publigroupe SA	148,258
		1,988,686
	Taiwan — 0.5%
126,225	Asustek Computer, Inc. - GDR	272,646
27,700	Chunghwa Telecom Co., Ltd. - Sponsored ADR	487,797
		760,443
	Thailand — 1.6%
232,000	Advanced Information Service Public Co. Ltd.	560,048
132,000	GMM Grammy Public Co. Ltd.	49,709
194,000	Kasikornbank Public Co. Ltd. *	217,767
33,000	Matichon Public Co. Ltd.	69,306
89,000	MBK Public Co. Ltd.	108,497
250,000	National Finance Public Co. Ltd.	74,834
240,000	Post Publishing PCL	34,762
74,000	Siam Cement Public Co. Ltd.	475,172
114,800	Siam Cement Public Co. Ltd. - NVDR	659,563
39,000	Siam Commercial Bank Public Co. Ltd.	41,895
521,200	Thai Union Frozen Products Public Co. - NVDR	298,188
		2,589,741
	United Kingdom — 16.8%
52,400	Abbey National plc	530,994
63,100	Amvescap plc	341,121
13,731	Anglo American plc - ADR	332,977
67,482	Arriva plc	543,399
58,400	Associated British Ports Holdings plc	466,039
41,866	Aviva plc	414,778
41,500	BAA plc	415,658
155,100	BAE Systems plc	630,786
71,400	Barclays plc	684,770
178,669	BG Group plc	1,199,482
29,239	BOC Group plc	467,719
138,749	Boots Group plc	1,611,890
151,123	BP plc	1,442,526
138,311	Brambles Industries plc	642,596
60,000	BT Group plc	195,160
17,700	Bunzl plc	133,321
217,000	Cable & Wireless Communications plc	383,837
57,350	Capita Group plc	341,429
8,856	Carnival plc	435,409
53,290	Compass Group plc	212,630
64,000	Devro plc	129,709
48,804	Diageo plc	609,362

7

103,000	Eircom Group plc *	$193,168
22,600	EMI Group plc	90,278
138,400	Enodis plc *	209,119
21,500	Enterprise Inns plc	221,760
124,377	GKN plc	483,330
69,873	GlaxoSmithKline plc	1,505,885
26,513	GUS plc	431,789
85,950	Hanson plc	636,121
78,396	HBOS plc	1,058,287
54,600	Hilton Group plc	273,433
85,500	ICAP plc	340,376
78,663	InterContinental Hotels Group plc	894,636
36,000	Intertek Testing Services plc	390,863
897,000	Invensys plc *	182,606
147,490	ITV plc	287,575
136,000	Kidde plc	303,932
132,799	Lloyds TSB Group plc	1,036,922
66,521	Mitchells & Butlers plc	327,716
83,000	MyTravel Group plc *	8,411
73,000	PIC International Group plc	48,215
265,000	Pilkington plc	433,975
22,702	Provident Financial plc	231,488
18,460	Reckitt Benckiser plc	452,294
60,000	Reed Elsevier plc	526,579
58,396	Rio Tinto plc	1,570,263
102,000	Shell Transport & Trading Co.	748,448
23,250	Smiths Group plc	312,175
189,715	Stagecoach Group plc	313,260
86,000	TBI plc	105,044
109,700	Tesco plc	566,243
118,000	The Sage Group plc	346,447
3,800	Travis Perkins plc	98,744
193,000	Vodafone Group plc	461,874
31,600	WPP Group plc	294,200
		27,551,048
	Total Common Stocks
	(Cost $96,710,407)	124,554,691
	Preferred Stock — 0.2%

	Brazil — 0.2%
446,000	Caemi Mineracao e Metalurgica SA *	280,797

	Taiwan — 0.0%
5,805	Taiwan Semiconductor Manufacturing Co. Ltd. (144A) ♦	36,997

	Total Preferred Stock
	(Cost $272,421)	317,794

8

	Limited Partnerships — 8.8%
	Bessent Global Fund, LP * (a) (b) (c)	$4,601,274
	Lansdowne UK Equity Fund * (a) (b) (c)	5,155,381
	Tosca * (a) (b) (c)	4,617,430
	Total Limited Partnerships
	(Cost $12,580,670)	14,374,085
	Commingled Investment Vehicles — 0.4%

	United States — 0.4%
30,000	iShares MSCI South Korea Index Fund
	(Cost $735,874)	750,000

		Value +
	Rights — 0.0%
	Indonesia — 0.0%
1,800,000	PT Bank Universal Certificate of Entitlement * (b)	0

	United Kingdom — 0.0%
37,500	TI Automotive Ltd. Certificate of Entitlement * (b)	1

	Total Rights
	(Cost $0)	1

		Value +
	Warrants — 0.0%
20,400	Multi-Purpose Holdings Berhad Warrants, Expires 2/26/2009 *
	(Cost $564)	2,416

Principal Amount		Interest Rate	Maturity Date	Value +
	Short-Term Investments — 14.4%

	Repurchase Agreement — 13.0%
21,257,161	Investors Bank & Trust Company -Repurchase Agreement issued 09/30/04 (proceeds at maturity $21,257,910) (Collateralized by $49,673,399 FNMA. 5.147% due 11/01/2032, with a market value of $22,320,019)
	(Cost $21,257,160)	1.270%	10/01/04	21,257,161
	US Treasury Securities — 1.4% #
200,000	US Treasury Bill †	1.110%	10/07/04	199,952
50,000	US Treasury Bill	1.124%	10/28/04	49,945
2,100,000	US Treasury Bill †	1.303%	11/12/04	2,096,281

9

Total US Treasury Securities
(Cost $2,346,773)	$2,346,178

Total Short-Term Investments
(Cost $23,603,933)	23,603,339

Total Investments — 99.8%
(Cost $133,903,869)	163,602,326
Other Assets in Excess of Liabilities — 0.2%	286,532
Net Assets — 100.0%	$163,888,858

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PDR	Phillippine Depositary Receipt
#	Interest rate represents the yield to maturity at the time of purchase.

*	Non-income producing security.
†	Security or a portion thereof is held as initial margin for financial futures and forward contracts.
+	See Note 2 to the Financial Statements.
♦

Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2004, the aggregate market value of these securities was $483,782 or 0.30% of net assets. The board of directors has deemed these securities to be liquid.

(a)	Illiquid security.
(b)	Security is valued in good faith under procedures established by the board of directors.
(c)	Restricted security.

See accompanying Notes to Financial Statements.

10

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2004

Number of Shares		Value +
	Common Stocks — 63.5%
	Aerospace and Defense — 1.9%
61,500	AAR Corp. *	$765,675
32,200	Alliant Techsystems, Inc. *	1,948,100
22,100	Boeing Co.	1,140,802
4,800	Northrop Grumman Corp.	255,984
6,500	Textron, Inc.	417,755
		4,528,316
	Automotive — 0.5%
7,100	Autoliv, Inc.	286,840
30,000	Ford Motor Co.	421,500
9,800	General Motors Corp.	416,304
		1,124,644
	Banking — 5.8%
1,900	Capital Crossing Bank	48,336
44,531	Chittenden Corp.	1,213,470
8,600	CIT Group, Inc.	321,554
6,800	Comerica, Inc.	403,580
10,900	Commerce Bancorp, Inc.	601,680
31,395	Downey Financial Corp.	1,725,469
31,329	Hudson United Bancorp	1,154,474
9,300	Marshall & Ilsley Corp.	374,790
12,900	National City Corp.	498,198
45,271	National Commerce Financial Corp.	1,548,721
69,300	North Valley Bancorp	1,237,698
48,000	People’s Bank	1,715,040
7,000	PNC Financial Services Group, Inc.	378,700
26,000	The South Financial Group	733,200
7,200	UnionBanCal Corp.	426,312
14,700	Wachovia Corp.	690,165
7,300	Wells Fargo Corp.	435,299
		13,506,686
	Beverages, Food, and Tobacco — 3.6%
31,500	Altria Group, Inc.	1,481,760
73,800	Chiquita Brands International *	1,284,858
20,100	Coca-Cola Co.	805,005
5,700	Conagra, Inc.	146,547
500	Constellation Brands, Inc., Class A	19,030
23,900	Coors (Adolph), Class B	1,623,288
12,500	Pepsi Bottling Group, Inc.	339,375
1,300	Pepsico, Inc.	63,245
5,700	Pilgrim’s Pride Corp.	154,356
38,100	Robert Mondavi Corp., Class A *	1,492,377
7,300	Sara Lee Corp.	166,878
45,000	Tyson Foods, Inc., Class A	720,900
		8,297,619

1

	Chemicals — 1.0%
1,500	Eastman Chemical Co.	$71,325
129,950	IMC Global, Inc.	2,259,831
		2,331,156
	Commercial Services — 3.8%
42,800	Cendant Corp.	924,480
76,000	DeVry, Inc. *	1,573,960
25,600	GenTek, Inc. *	1,025,280
7,000	H & R Block, Inc.	345,940
47,100	ITT Educational Services, Inc. *	1,697,955
54,000	MoneyGram International, Inc.	922,320
4,500	Monsanto Co.	163,890
29,800	NDCHealth Corp.	478,290
2,700	Ryder System, Inc.	127,008
50,292	The Brink’s Co.	1,517,310
		8,776,433
	Communications — 2.0%
86,300	Andrew Corp.	1,056,312
64,100	Motorola, Inc.	1,156,364
6,800	Nextel Communications, Inc., Class A *	162,112
19,800	PTEK Holdings, Inc. *	169,686
13,000	Qualcomm, Inc.	507,520
41,600	Verizon Communications Corp.	1,638,208
		4,690,202
	Computer Software and Processing — 2.1%
5,100	Adobe Systems, Inc.	252,297
7,800	Computer Sciences Corp. *	367,380
85,600	Earthlink, Inc. *	881,680
4,300	Intuit, Inc. *	195,220
79,200	Microsoft Corp.	2,189,880
3,800	MicroStrategy, Inc., Class A	156,142
27,700	Oracle Corp. *	312,456
66,800	Preview Systems, Inc. *	2,672
3,600	Symantec Corp. *	197,568
13,500	Yahoo!, Inc. *	457,785
		5,013,080
	Computers and Information — 1.7%
45,100	Cisco Systems, Inc. *	816,310
42,640	Hewlett-Packard Co.	799,500
24,300	International Business Machines Corp.	2,083,482
28,553	Nexprise, Inc. *	35,691
9,300	Xerox Corp. *	130,944
		3,865,927
	Cosmetics and Personal Care — 1.1%
5,600	Estee Lauder Companies, Inc., Class A	234,080
7,600	Gillette Co. (The)	317,224
36,100	Procter & Gamble Co.	1,953,732
		2,505,036
	Diversified — 2.8%
1,500	3M Co.	119,955
8	Berkshire Hathaway Inc., Class A *	693,200

2

20,200	FMC Corp. *	$981,114
75,500	General Electric Co.	2,535,290
134,000	Walter Industries, Inc.	2,146,680
		6,476,239
	Electric Utilities — 1.8%
6,500	Constellation Energy Group, Inc.	258,960
14,500	Edison International	384,395
22,100	Exelon Corp.	810,849
6,000	Sempra Energy	217,140
247,300	Sierra Pacific Resources	2,213,335
6,200	TXU Corp.	297,104
		4,181,783
	Electrical Equipment — 0.1%
3,100	Black & Decker Corp.	240,064

	Electronics — 2.5%
62,000	Checkpoint Systems, Inc. *	965,340
91,100	Intel Corp.	1,827,466
9,600	Maxim Intergrated Products, Inc. *	405,984
35,300	MEMC Electronic Materials, Inc.	299,344
49,000	Rogers Corp. *	2,082,010
9,700	Texas Instruments, Inc.	206,416
		5,786,560
	Entertainment and Leisure — 0.6%
9,800	Eastman Kodak Co.	315,756
31,900	Life Time Fitness, Inc.	818,554
12,800	Time Warner, Inc. *	206,592
6,100	Walt Disney Co.	137,555
		1,478,457
	Financial Services — 3.4%
2,000	Alcon, Inc.	160,400
35,000	Bank of America Corp.	1,516,550
2,000	Bear, Stearns & Co., Inc.	192,340
8,300	Brascan Corp., Class A	250,660
500	Chicago Mercantile Exchange	80,650
54,666	Citigroup, Inc.	2,411,864
18,000	Countrywide Financial Corp.	709,020
5,100	Goldman Sachs Group, Inc.	475,524
33,800	Instinet Group, Inc. *	170,014
10,700	JP Morgan Chase & Co., Inc.	425,111
13,900	KeyCorp	439,240
40,400	MBNA Corp.	1,018,080
3,100	Providian Financial Corp.	48,174
		7,897,627
	Forest Products and Paper — 0.2%
5,100	Georgia-Pacific Group	183,345
3,800	Kimberly-Clark Corp.	245,442
		428,787
	Healthcare Providers — 2.2%
62,100	LifePoint Hospitals, Inc. *	1,863,621
40,000	Lincare Holdings, Inc. *	1,188,400
5,200	Medco Health Solutions, Inc. *	160,680
2,200	Quest Diagnostics, Inc.	194,084
37,000	Universal Health Services, Inc., Class B	1,609,500
		5,016,285

3

	Heavy Machinery — 0.4%
2,600	Caterpillar, Inc.	$209,170
6,200	Eaton Corp.	393,142
6,400	Paccar, Inc.	442,368
		1,044,680
	Home Construction, Furnishings, and Appliances — 0.3%
6,600	Centex Corp.	333,036
11,700	D.R. Horton, Inc.	387,387
		720,423
	Household Products — 0.2%
7,700	The Clorox Co.	410,410

	Insurance — 4.6%
4,500	Aetna, Inc.	449,685
22,400	Allstate Corp.	1,074,976
25,962	American International Group, Inc.	1,765,156
30,000	Brown & Brown, Inc.	1,371,000
8,400	CIGNA Corp.	584,892
42,200	Hilb, Rogal & Hobbs Co.	1,528,484
2,900	Loews Corp.	169,650
10,200	MetLife, Inc.	394,230
49,200	Montpelier Re Holdings Ltd.	1,804,656
52,880	Platinum Underwriters Holdings Ltd.	1,548,326
2,700	UICI	88,398
		10,779,453
	Media - Broadcasting and Publishing — 1.1%
47,500	Emmis Communications Corp., Class A *	857,850
61,000	Insight Communications Co., Inc. *	536,800
2,100	Knight Ridder, Inc.	137,445
5,500	McGraw-Hill Companies, Inc.	438,295
211,000	Primedia, Inc. *	495,850
		2,466,240
	Medical Supplies — 2.8%
8,100	Becton, Dickinson & Co.	418,770
19,200	Fisher Scientific International, Inc. *	1,119,936
50,800	Owens & Minor, Inc.	1,290,320
27,500	Sola International, Inc.	523,875
86,700	Steris Corp. *	1,902,198
80,500	Viasys Healthcare, Inc. *	1,346,765
		6,601,864
	Metals — 0.2%
4,700	Phelps Dodge Corp. *	432,541

	Metals and Mining — 0.3%
5,300	Alcan, Inc. - ADR	253,340
14,600	Masco Corp.	504,138
35,000	Pacific Rim Mining Corp. *	24,850
		782,328

4

	Oil and Gas — 2.3%
4,600	Amerada Hess Corp.	$409,400
4,100	Apache Corp.	205,451
9,500	Burlington Resources, Inc.	387,600
6,600	Canadian Natural Resources Ltd.	262,878
15,200	ChevronTexaco Corp.	815,328
9,100	ConocoPhillips	753,935
152,883	Hanover Compressor Co. *	2,056,276
3,200	Imperial Oil Ltd.	165,472
2,700	Valero Energy Corp.	216,567
3,300	Veritas DGC, Inc. *	75,174
		5,348,081
	Pharmaceuticals — 5.2%
6,900	Abbott Laboratories	292,284
21,400	Amgen, Inc. *	1,212,952
3,900	Applera Corp.	73,593
5,600	Atherogenics, Inc. *	184,520
16,800	Bristol-Myers Squibb Co.	397,656
10,100	Cardinal Health, Inc.	442,077
1,600	Cephalon, Inc.	76,640
18,700	Genentech, Inc. *	980,254
3,800	Gilead Sciences, Inc.	142,044
42,100	Hospira, Inc.	1,288,260
50,700	Johnson & Johnson	2,855,931
11,300	McKesson Corp.	289,845
31,900	Merck & Co., Inc.	1,052,700
6,000	MGI Pharma, Inc.	160,140
4,800	Onyx Pharmaceuticals, Inc. *	206,448
76,625	Pfizer, Inc.	2,344,725
269,200	PharmChem Laboratories, Inc. *	13,460
2,400	SuperGen, Inc. *	14,832
		12,028,361
	Real Estate — 0.3%
2,300	American Home Mortgage Investment Corp. (REIT)	64,285
6,800	Boston Properties, Inc. (REIT)	376,652
2,700	LaSalle Hotel Properties (REIT)	74,520
1,500	Simon Property Group, Inc. (REIT)	80,445
3,300	Vornado Realty Trust (REIT)	206,844
		802,746
	Restaurants — 1.1%
9,400	McDonald’s Corp.	263,482
65,000	Ruby Tuesday, Inc.	1,811,550
10,500	Yum! Brands, Inc.	426,930
		2,501,962
	Retailers — 3.2%
8,100	Albertson’s, Inc.	193,833
75,125	Big Lots, Inc. *	918,779
3,800	CVS Corp.	160,094
10,800	Federated Department Stores, Inc.	490,644
66,300	Geerlings & Wade, Inc. *	27,846
44,900	Home Depot, Inc.	1,760,080

5

24,900	Kroger Co. *	$386,448
19,800	Limited Brands	441,342
100,000	Saks, Inc. *	1,205,000
22,100	Supervalu, Inc.	608,855
11,600	TJX Companies, Inc.	255,664
9,300	Wal-Mart Stores, Inc.	494,760
60,000	Whitehall Jewellers, Inc. *	481,800
		7,425,145
	Telephone Systems — 1.9%
20,000	BellSouth Corp.	542,400
359,800	Cincinnati Bell, Inc. *	1,255,702
94,100	General Communications, Inc., Class A *	851,605
43,700	United States Cellular Corp. *	1,885,655
		4,535,362
	Textiles, Clothing, and Fabrics — 0.3%
8,200	Coach, Inc. *	347,844
4,700	Nike Inc., Class B	370,360
		718,204
	Transportation — 2.2%
8,400	Burlington Northern Santa Fe Corp.	321,804
4,050	Canadian National Railway Co.	197,640
20,000	CNF, Inc.	819,800
41,800	EGL, Inc. *	1,264,868
6,500	Norfolk Southern Corp.	193,310
17,400	Sabre Holdings Corp.	426,822
58,500	Tidewater, Inc.	1,904,175
		5,128,419
	Total Common Stocks
	(Cost $124,840,851)	147,871,120

	Commingled Investment Vehicles — 6.0%
863,267	Vanguard Global Equity Fund
	(Cost $9,607,740)	13,881,328

	Limited Partnerships — 19.8%
	Adage Capital Partners, LP * (a) (b) (c)	33,660,929
	Freeman Fair Value Fund I, LP * (b) (c) (d)	12,000,000
	Gotham Partners, LP * (a) (b) (c)	373,576
	Total Limited Partnerships
	(Cost $43,743,910)	46,034,505

	Preferred Stock — 0.0%
59,400	ClickAction, Inc.* (a) (b)
	(Cost $0)	0

6

Principal Amount		Interest Rate	Maturity Date	Value +
	Short-Term Investments — 11.0%

	Repurchase Agreement — 9.8%
$22,846,681	Investors Bank & Trust Company - Repurchase Agreement issued 9/30/04 (proceeds at maturity $22,847,487) (Collateralized by a $28,957,733 FNMA, 3.883% due 08/01/2033 with a market value of $23,989,015)
	(Cost $22,846,681)	1.270%	10/01/04	$22,846,681

	US Treasury Securities — 1.2% #
25,000	US Treasury Bill †	1.767%	01/13/05	24,874
2,750,000	US Treasury Bill †	1.966%	03/17/05	2,724,766
	Total US Treasury Securities
	(Cost $2,819,324)			2,749,640
	Total Short-Term Investments
	(Cost $25,666,005)			25,596,321

	Total Investments — 100.3%
	(Cost $203,858,506)			233,383,274
	Liabilities in Excess of Other Assets — (0.3%)			(712,723)
	Net Assets — 100.0%			$232,670,551

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

#	Interest rate represents the yield to maturity at the time of purchase.

*	Non-income producing security.
†	Security or a portion thereof is held as initial margin for financial futures.

+	See Note 2 to the Financial Statements.
(a)	Illiquid security.
(b)	Security is valued in good faith under procedures established by the board of directors.
(c)	Restricted security.
(d)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the partnership interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the partnership at 99.75% of its stated market value to take into account this potential redemption fee.

See accompanying Notes to Financial Statements.

7

Principal Amount		Interest Rate	Maturity Date	Value +
	US Treasury Security — 99.3%
$27,969,000	US Treasury Note † (Cost $28,253,215)	4.250%	08/15/14	$28,261,807
	Short-Term Investments — 0.1%

	Repurchase Agreement — 0.1%
$20,579	Investors Bank & Trust Company - Repurchase Agreement issued 09/30/04 (proceeds at maturity $20,580) (Collateralized by $52,867 FNMA, 3.91% due 01/01/2033 with a market value of $21,608)
		1.270%	10/01/04	20,579
	(Cost $20,579)

	Total Investments — 99.4%
	(Cost $28,273,794)			28,282,386
	Other Assets in Excess of Liabilities — 0.6%			164,892
	Net Assets — 100.0%			$28,447,278

FNMA	Federal National Mortgage Association

†	Security or a portion thereof is held as collateral for reverse repurchase agreements.
+	See Note 2 to the Financial Statements.

See accompanying Notes to Financial Statements.

1

Principal Amount		Interest Rate	Maturity Date	Value +
	Short-Term Investments — 99.3%

	US Treasury Security — 99.1% #
$112,500,000	US Treasury Bill (Cost $111,402,688)	2.026%	03/31/05	$111,375,000

	Time Deposit — 0.2%
262,000	Investors Bank & Trust Company (Cost $262,000)	1.500%	10/01/04	262,000

	Total Short-Term Investments (Cost $111,664,688)			111,637,000

	Total Investments — 99.3%
	(Cost $111,664,688)			111,637,000
	Other Assets in Excess of Liabilities — 0.7%			818,673
	Net Assets — 100.0%			$112,455,673

#	Interest rate represents the yield to maturity at the time of purchase.

+	See Note 2 to the Financial Statements.

See accompanying Notes to Financial Statements.

1

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.                   Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund (“Multi-Asset”), TIFF International Equity Fund (“International Equity”), TIFF US Equity Fund (“US Equity”), TIFF Government Bond Fund (“Government Bond”), and TIFF Short-Term Fund (“Short-Term”), collectively referred to as the “funds.”

Investment Objectives

Fund	Investment Objectives

Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

International Equity	Attain appreciation of principal that at least offsets inflation.

US Equity	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

Government Bond	Attain as high a rate of current income as is consistent with maintaining liquidity and to provide a hedge against deflation-induced declines in common stock prices and dividend streams.

Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.                   Summary of Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future and option sales contracts).  Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds’ calculation of the net asset value unless the funds’ valuation committee believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in privately offered commingled investment vehicles (“CIVs”) formed for the purpose of earning returns from alternative investment strategies.  CIV interests held by the funds are generally not securities for which market quotations are readily available.  Rather, such interests generally can be sold back to the CIV only at specified intervals or on specified dates.  The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in CIVs at “fair value.”  In accordance with these procedures, fair value of CIV interests ordinarily is based on the “estimated” value of the CIV, as provided to the fund by the management of the CIV.  Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the CIV if the fund’s interest in the CIV were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.  In the unlikely event that the CIV does not provide a value to the fund on a timely basis, the fund would determine the fair value of that CIV based on the most recent estimated value provided by the management of the CIV, as well as any other relevant information reasonably available at the time the fund values its portfolio.  The fair values of the CIVs are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.  At September 30, 2004, the aggregate amount of securities fair valued, including the CIVs referenced above, were as follows:

Fund	Amount	% of Net Assets

Multi-Asset	$153,619,196	25.97%
International Equity	14,374,086	8.77%
US Equity	46,034,505	19.79%

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)             the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii)          purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix A of the Notes to Financial Statements details each fund’s outstanding forward currency contracts at September 30, 2004.

Financial Futures Contracts

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix B of the Notes to Financial Statements details each fund’s open futures contracts at September 30, 2004.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is market to marked while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

Investment Transactions

For federal income tax purposes, the cost of securities owned at September 30, 2004, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at September 30, 2004, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost

Multi-Asset	$80,248,429	$(4,087,139)	$76,161,290	$545,935,085
International Equity	34,869,804	(5,171,347)	29,698,457	133,903,869
US Equity	36,214,224	(6,689,456)	29,524,768	203,858,506
Government Bond	8,592	—	8,592	28,273,794
Short-Term	—	(27,688)	(27,688)	111,664,688

Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date.  The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund’s board of directors on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with its custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation.  The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

Appendix C of the Notes to Financial Statements details each fund’s open reverse repurchase agreements at September 30, 2004.

Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment.  TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the funds’ money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps.  A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in CIVs that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset and Government Bond Funds invest in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds’ portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds’ investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

Restricted Securities

Restricted securities that were held by the funds at September 30, 2004, were valued in accordance with the Valuation of Investments. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers.  Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix A

Open Forward Currency Contracts as of September 30, 2004

Contract Amount	Description	US Dollar Receivable/(Payable)	Foreign Currency Receivable/(Payable)	Unrealized Appreciation/ (Depreciation)

	Multi-Asset Fund

	Buy Contracts
12,203,084	Euro settling on 12/15/04	(14,859,578)	15,151,190	291,612

	Sell Contracts
3,230,000	British Pound settling on 10/29/04	5,826,920	(5,833,177)	(6,257)

				285,355

	International Equity Fund

	Buy Contracts
8,534,924	Euro settling on 12/15/04	(10,374,799)	10,596,850	222,051

	Sell Contracts
2,615,000	British Pound settling on 10/29/04	4,717,460	(4,722,525)	(5,065)

				216,986

Appendix B

Open Futures Contracts as of September 30, 2004

Number of Contracts	Type	Cost/(Proceeds)	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)

	Multi-Asset Fund

	Long Financial Futures Contracts
75	October 2004 CAC 40	3,405,099	3,395,318	$(9,781)
218	December 2004 Topix Index	22,548,654	21,806,923	(741,731)
89	December 2004 British Pound	9,825,250	10,025,294	200,044
13	December 2004 Canadian Dollar	1,006,200	1,029,600	23,400
71	December 2004 Swiss Franc Currency	7,060,906	7,147,925	87,019
220	December 2004 Japanese Yen	25,232,700	25,099,250	(133,450)
74	December 2004 Swiss Market Index	3,291,021	3,239,833	(51,188)
194	December 2004 S&P 500 Index	54,634,750	54,072,650	(562,100)
304	December 2004 Pan Euro	6,242,466	6,202,687	(39,779)
11	December 2004 S&P MIB Index	1,919,169	1,906,874	(12,295)
101	December 2004 FTSE 100 Index	8,388,442	8,414,480	26,038
14	December 2004 S&P TSE 60 Index	1,047,608	1,067,741	20,133
32	December 2004 DAX Index	3,954,775	3,884,976	(69,799)
52	December 2004 10-Year US Treasury Note	5,810,188	5,856,500	46,312
				(1,217,177)

	Short Financial Futures Contracts
2	December 2004 Eurodollar	(487,493)	(488,475)	(982)
6	December 2004 2-Year US Treasury Note	(1,267,744)	(1,267,406)	338
9	December 2004 5-Year US Treasury Note	(992,340)	(996,750)	(4,410)
2	March 2005 Eurodollar	(485,406)	(487,200)	(1,794)
2	June 2005 Eurodollar	(483,530)	(486,100)	(2,570)
2	September 2005 Eurodollar	(481,930)	(484,950)	(3,020)
2	December 2005 Eurodollar	(480,568)	(483,750)	(3,182)
2	March 2006 Eurodollar	(479,343)	(482,700)	(3,357)
2	June 2006 Eurodollar	(478,155)	(481,800)	(3,645)
2	September 2006 Eurodollar	(477,068)	(481,050)	(3,982)
2	December 2006 Eurodollar	(476,005)	(480,350)	(4,345)
2	March 2007 Eurodollar	(475,093)	(479,750)	(4,657)
2	June 2007 Eurodollar	(474,205)	(479,125)	(4,920)
2	September 2007 Eurodollar	(473,405)	(478,525)	(5,120)
				(45,646)

				$(1,262,823)

	International Equity Fund

	Long Financial Futures Contracts
34	October 2004 CAC 40	1,543,645	1,539,211	$(4,434)
131	December 2004 Topix Index	13,549,879	13,104,160	(445,719)
75	December 2004 British Pound	8,250,000	8,448,281	198,281
56	December 2004 Canadian Dollar	4,332,640	4,435,200	102,560
56	December 2004 Swiss Franc Currency	5,568,225	5,637,800	69,575
118	December 2004 Japanese Yen	13,534,412	13,462,325	(72,087)
43	December 2004 Swiss Market Index	1,912,333	1,882,606	(29,727)
220	December 2004 Pan Euro	4,517,463	4,488,787	(28,676)
9	December 2004 S&P MIB Index	1,570,229	1,560,169	(10,060)
59	December 2004 S&P TSE 60 Index	4,414,919	4,499,767	84,848
6	December 2004 DAX Index	741,722	728,433	(13,289)
				$(148,728)

	US Equity Fund

	Long Financial Futures Contracts
203	December 2004 S&P 500 Index	57,173,800	56,581,175	$(592,625)

	Short Financial Futures Contracts
79	December 2004 Russell 2000	(22,586,675)	(22,673,000)	(86,325)

				$(678,950)

Appendix C

Reverse Repurchase Agreements as of September 30, 2004

Multi-Asset Fund

Description	Face Value	Market Value
Morgan Stanley Dean Witter, 1.30%, dated 09/24/04, to be repurchased on 10/29/04, at face value, plus accrued interest.	$12,192,405	$12,195,572

Morgan Stanley Dean Witter, 1.35%, dated 09/14/04, to be repurchased on 10/29/04, at face value, plus accrued interest.	19,825,000	19,837,638

Total reverse repurchase agreements		$32,033,210

Government Bond Fund

Description	Face Value	Market Value
Morgan Stanley Dean Witter, 1.30%, dated 09/24/04, to be repurchased on OPEN, at face value, plus accrued interest.	$13,001,423	$13,004,799

Morgan Stanley Dean Witter, 1.35%, dated 09/14/04, to be repurchased on 10/29/04, at face value, plus accrued interest.	14,868,750	14,878,229

Total reverse repurchase agreements		$27,883,028

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer

Date	November 29, 2004

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer

Date	November 29, 2004